Stockholders' Equity - Additional Information (Detail) - USD ($)		12 Months Ended
	Oct. 01, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders Equity [Line Items]
Common stock, shares authorized		15,000,000	15,000,000
Common stock, par value		$ 0.50	$ 0.50
Preferred stock, shares authorized		5,000,000	5,000,000
Preferred stock, par value per share		$ 10.00	$ 10.00
Preferred stock, shares outstanding		0	0
Dividend paid			$ 23,800,000	$ 18,000,000
Approved amount for open market repurchase of common stock				$ 100,000,000
Number of stock purchased under open market			200,000	126,219
Stock purchased under open market amount		$ 0	$ 8,086,000	$ 9,232,000
NOL Rights Plan
Stockholders Equity [Line Items]
Number of rights declared for each common stock	1
Dividend payable date	Oct. 16, 2015
Dividend record date	Oct. 12, 2015
Threshold percentage of common stock to be qualified as an acquiring person	4.90%